Contractual Obligations, Commercial Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Contractual Obligations, Commercial Commitments and Contingencies	Contractual Obligations, Commercial Commitments and Contingencies
Guarantees
Previously, DPL entered into various agreements with its wholly-owned subsidiary, AES Ohio Generation, providing financial or performance assurance to third parties. These agreements were entered into primarily to support or enhance the creditworthiness otherwise attributed to the subsidiary on a stand-alone basis, thereby facilitating the extension of sufficient credit to accomplish this subsidiary's intended commercial purposes. With the completion of our plan to exit generation, AES Ohio Generation currently does not require such assurances to third parties, and existing guarantees will expire in June, 2021. During the year ended December 31, 2020, DPL did not incur any losses related to the guarantees of these obligations and we believe it is unlikely that DPL would be required to perform or incur any losses in the future associated with any of the above guarantees. At December 31, 2020, DPL had $1.9 million of such guarantees on behalf of AES Ohio Generation. There were no outstanding balances for commercial transactions covered by these guarantees at December 31, 2020 or December 31, 2019.
Equity Ownership Interest
DP&L has a 4.9% equity ownership interest in OVEC which is recorded using the cost method of accounting under GAAP. At December 31, 2020, DP&L could be responsible for the repayment of 4.9%, or $62.6 million, of a $1,276.7 million debt obligation comprised of both fixed and variable rate securities with maturities between 2022 and 2040. OVEC could also seek additional contributions from us to avoid a default in the event that other OVEC members defaulted on their respective OVEC obligations. One of the other OVEC members had filed for bankruptcy protection and the bankruptcy court had approved that member's rejection of the OVEC arrangement and its related obligations. Subsequent to that decision, another entity has assumed that member's ownership interest and all related liabilities.
Contractual Obligations and Commercial Commitments
We enter into various contractual obligations and other commercial commitments that may affect the liquidity of our operations. At December 31, 2020, these include:

	Payments due in:
$ in millions	Total	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years
Electricity purchase commitments	$120.8	$86.0	$34.8	$—	$—
Purchase orders and other contractual obligations	$92.5	$87.8	$4.7	$—	$—
Electricity purchase commitments:
DP&L enters into long-term contracts for the purchase of electricity. In general, these contracts are subject to variable quantities or prices and are terminable only in limited circumstances.
Purchase orders and other contractual obligations:
At December 31, 2020, DPL had various other contractual obligations including contracts to purchase goods and services with various terms and expiration dates. Due to uncertainty regarding the timing and payment of future obligations to the Service Company, and DPL's ability to terminate such obligations upon 90 days' notice, we have excluded such amounts in the contractual obligations table above. This table also does not include regulatory liabilities (see Note 3 – Regulatory Matters) or contingencies (see below). See Note 12 – Related Party
Transactions for additional information on charges between related parties and amounts due to or from related parties.
Contingencies
In the normal course of business, we are subject to various lawsuits, actions, proceedings, claims and other matters asserted under laws and regulations. We believe the amounts provided in our Consolidated Financial Statements, as prescribed by GAAP, are adequate considering the probable and estimable contingencies. However, there can be no assurances that the actual amounts required to satisfy alleged liabilities from various legal proceedings, claims, tax examinations and other matters, including the matters discussed below, and to comply with applicable laws and regulations, will not exceed the amounts reflected in our Consolidated Financial Statements. As such, costs, if any, that may be incurred in excess of those amounts provided as of December 31, 2020, cannot be reasonably determined.
Environmental Matters
DPL’s facilities and operations are subject to a wide range of federal, state and local environmental laws, rules and regulations. The environmental issues that may affect us include the following.
•The federal CAA and state laws and regulations (including SIPs) which require compliance, obtaining permits and reporting as to air emissions;
•Litigation with federal and certain state governments and certain special interest groups regarding whether modifications to or maintenance of certain coal-fired generating stations require additional permitting or pollution control technology, or whether emissions from coal-fired generating stations cause or contribute to global climate changes;
•Rules and future rules issued by the USEPA, the Ohio EPA or other authorities that require or will require substantial reductions in SO2, particulates, mercury, acid gases, NOx and other air emissions;
•Rules and future rules issued by the USEPA, the Ohio EPA or other authorities that require or will require reporting and reductions of GHGs;
•Rules and future rules issued by the USEPA, the Ohio EPA or other authorities associated with the federal Clean Water Act, which prohibits the discharge of pollutants into waters of the United States except pursuant to appropriate permits; and
•Solid and hazardous waste laws and regulations, which govern the management and disposal of certain waste. Most of the solid waste created from the combustion of coal and fossil fuels is fly ash and other coal combustion by-products.
In addition to imposing continuing compliance obligations, environmental laws, rules and regulations authorize the imposition of substantial penalties for noncompliance, including fines, injunctive relief and other sanctions. In the normal course of business, we have investigatory and remedial activities underway at our facilities to comply, or to determine compliance, with such laws, rules and regulations. We record liabilities for loss contingencies related to environmental matters when a loss is probable of occurring and can be reasonably estimated in accordance with the provisions of GAAP. Accordingly, we have immaterial accruals for loss contingencies for environmental matters. We also have a number of environmental matters for which we have not accrued loss contingencies because the risk of loss is not probable, or a loss cannot be reasonably estimated. We evaluate the potential liability related to environmental matters quarterly and may revise our estimates. Such revisions in the estimates of the potential liabilities could have a material adverse effect on our results of operations, financial condition or cash flows.
We have several pending environmental matters associated with our previously-owned and operated coal-fired generation units. We do not expect these matters to have a material adverse impact on our results of operations, financial condition or cash flows.